Income Taxes - Summary of Reconciliation of Income Tax Expense (Parenthetical) (Detail) - INR (₨)		12 Months Ended
	Dec. 31, 2017	Mar. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
US federal tax rate	35.00%	21.00%
Re-statement of deferred tax		₨ 1,563